Summary of Significant Accounting Policies (Details Narrative)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 13, 2024 $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer $ / shares	Dec. 31, 2022 USD ($) $ / shares	Aug. 31, 2023 $ / shares	Jan. 11, 2023 $ / shares
Minimum bid price | $ / shares	$ 1.00						$ 16.00	$ 1.00	$ 18.80
Reverse stock split	1-for-8
Common stock, par value | $ / shares	$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001	0.00001
Preferred stock, par value | $ / shares	$ 0.00001	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
General and administrative expense		$ 328,995	$ 265,553	$ 963,642	$ 730,186	$ 1,046,854	$ 473,714
Cash FDIC insured amount		250,000		250,000		250,000
Cash, uninsured amount		0		0		1,849,000
Marketable securitie outstanding balance						2,887,215
Interest income		2,524	20,765	38,135	56,720	79,117
Gain on sale of marketable securities		56,398		100,118	1,744	4,970
Marketable securities unrealized gain loss		(42,898)	9,606	(71,568)	21,134	71,568
Share based compensation				227,886	95,438	181,960	237,547
Interest income						52,855
Marketable securities realized gain loss						4,970
Marketable securities		(42,898)	9,606	(71,568)	21,134	71,568
Research and development, net of contract expense reimbursements				0	1,058,348	$ 3,500,000	1,000,000.0
Number of reportable operating segments | Integer						1
Research and Development Expense [Member]
Share based compensation		100,000	$ 400,000	100,000	$ 700,000	$ 66,960	131,965
Share based compensation						$ 800,000	$ 500,000
Revision of Prior Period, Error Correction, Adjustment [Member]
General and administrative expense		$ 95,129		$ 277,844